Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Off-Balance Sheet Financial Instruments [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]

	December 31,
	2016	2015
	(In Thousands)
Commitments to grant loans	$22,210	$19,704
Unfunded commitments under lines of credit	54,789	48,641
Standby letters of credit	5,642	5,286
	$82,641	$73,631